Results of operation - Operating expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cost Of Goods Sold [Line items]
Selling, general and administrative expense	€ 6,383,000	€ 6,185,000	€ 12,355,000	€ 11,736,000
Other income and expenses	(58,000)	(219,000)	(249,000)	(265,000)
Total cost
Cost Of Goods Sold [Line items]
Research and development expense	8,604,000	8,892,000	17,965,000	17,763,000
Selling, general and administrative expense	6,383,000	6,185,000	12,355,000	11,736,000
Other income and expenses	(53,000)	(227,000)	(247,000)	(273,000)
Total operating expenses for the year ended	14,934,000	14,850,000	30,073,000	29,226,000
Capitalized
Cost Of Goods Sold [Line items]
Research and development expense	(1,132,000)	(2,287,000)	(3,294,000)	(5,001,000)
Selling, general and administrative expense	0	0	0	0
Other income and expenses	(5,000)	8,000	(2,000)	8,000
Total operating expenses for the year ended	(1,137,000)	(2,279,000)	(3,296,000)	(4,993,000)
Operating expense
Cost Of Goods Sold [Line items]
Research and development expense	7,472,000	6,605,000	14,671,000	12,762,000
Selling, general and administrative expense	6,383,000	6,185,000	12,355,000	11,736,000
Other income and expenses	(58,000)	(219,000)	(249,000)	(265,000)
Total operating expenses for the year ended	€ 13,797,000	€ 12,571,000	€ 26,777,000	€ 24,233,000